As filed with the Securities and Exchange Commission on May 15, 2011

1933 Act Registration Number: 033-53698

1940 Act Registration Number: 811-07322

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 71	☒

(Check appropriate box or boxes.)

The Integrity Funds

(Exact name of Registrant as Specified in Charter)

1 North Main Street, Minot,

North Dakota 58703

(Address of principal offices) (Zip code)

701-852-5292

Registrant’s Telephone Number, Including Area Code

With Copies to:

Shannon D. Radke, 1 North Main Street, Minot, ND 58703	Mark J. Kneedy, Chapman and Cutler LLP, 111 West Monroe Street, Chicago, IL 60603-4080
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering As soon as practicable after effectiveness

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Number 70 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot and the State of North Dakota on the 15th day of May, 2012.

THE INTEGRITY FUNDS

By:	/s/ Shannon D. Radke
Shannon D. Radke President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 70 to the Registration Statement has been signed below by the following persons in the capacities indicated on May 15, 2012:

Signature	Title

/s/ Shannon D. Radke	President
Shannon D. Radke	(Principal Executive Officer)

/s/ Adam Forthun	Treasurer
Adam Forthun	(Principal Financial and Accounting Officer)

Robert E. Walstad*	Trustee and Chairman of the Board	)
Jerry M. Stai*	Trustee	)	By:	/s/ Shannon D. Radke
Orlin W. Backes*	Trustee	)		Shannon D. Radke
R. James Maxson*	Trustee	)		Attorney-in-Fact

*	An original power of attorney authorizing Shannon D. Radke to execute any amendment to Registration Statement No. 33-53698 for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 70 to the Registration Statement has been executed and previously filed with the Securities and Exchange Commission.

EXHIBIT LISTING

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL	XBRL Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase